Fair Value - Asset and liabilities measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value
Nuclear decommissioning trust fund	$ 641,239,000	$ 540,716,000
Long-term investments	690,732,000	669,479,000
Short-term investments	143,931,000	61,702,000
International equity trust
Fair value
Unfunded commitments	$ 0
Redemption notice period	3 days
Recurring basis | Natural gas swaps
Fair value
Derivative liabilities	$ 13,445,000	131,804,000
Recurring basis | Domestic equity
Fair value
Nuclear decommissioning trust fund	234,979,000	204,129,000
Recurring basis | International equity trust
Fair value
Nuclear decommissioning trust fund	134,911,000	111,266,000
Long-term investments	43,202,000	33,606,000
Recurring basis | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	67,986,000	60,806,000
Long-term investments	14,151,000	10,473,000
Recurring basis | US Treasury securities
Fair value
Nuclear decommissioning trust fund	43,917,000	49,775,000
Long-term investments	17,243,000	15,488,000
Recurring basis | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	58,763,000	41,210,000
Long-term investments	15,024,000	12,113,000
Recurring basis | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	85,481,000	57,348,000
Long-term investments	378,387,000	302,302,000
Recurring basis | Municipal bonds
Fair value
Nuclear decommissioning trust fund	303,000	2,037,000
Recurring basis | Federal agency securities
Fair value
Nuclear decommissioning trust fund	7,256,000
Long-term investments		293,281,000
Recurring basis | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	2,717,000	2,890,000
Long-term investments	1,568,000
Recurring basis | International mutual funds
Fair value
Nuclear decommissioning trust fund	2,012,000	653,000
Recurring basis | Treasury STRIPS
Fair value
Long-term investments	220,765,000	1,976,000
Short-term investments	143,931,000	61,702,000
Recurring basis | Other
Fair value
Nuclear decommissioning trust fund	2,914,000	10,602,000
Long-term investments	392,000	240,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Natural gas swaps
Fair value
Derivative liabilities	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic equity
Fair value
Nuclear decommissioning trust fund	234,979,000	204,129,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | International equity trust
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	43,917,000	49,775,000
Long-term investments	17,243,000	15,488,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	85,481,000	57,348,000
Long-term investments	378,387,000	302,302,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	0
Long-term investments		0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | International mutual funds
Fair value
Nuclear decommissioning trust fund	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Treasury STRIPS
Fair value
Long-term investments	0	0
Short-term investments	0
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair value
Nuclear decommissioning trust fund	2,914,000	10,602,000
Long-term investments	392,000	240,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Natural gas swaps
Fair value
Derivative liabilities	13,445,000	131,804,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Domestic equity
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Other Observable Inputs (Level 2) | International equity trust
Fair value
Nuclear decommissioning trust fund	134,911,000	111,266,000
Long-term investments	43,202,000	33,606,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	67,900,000	60,788,000
Long-term investments	14,151,000	10,473,000
Recurring basis | Significant Other Observable Inputs (Level 2) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	58,763,000	41,210,000
Long-term investments	15,024,000	12,113,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	303,000	2,037,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	7,256,000
Long-term investments		293,281,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	2,717,000	2,890,000
Long-term investments	1,568,000
Recurring basis | Significant Other Observable Inputs (Level 2) | International mutual funds
Fair value
Nuclear decommissioning trust fund	2,012,000	653,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Treasury STRIPS
Fair value
Long-term investments	220,765,000	1,976,000
Short-term investments	143,931,000	61,702,000
Recurring basis | Significant Other Observable Inputs (Level 2) | Other
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Natural gas swaps
Fair value
Derivative liabilities	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Domestic equity
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | International equity trust
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	86,000	18,000
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Municipal bonds
Fair value
Nuclear decommissioning trust fund	0	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	0
Long-term investments		0
Recurring basis | Significant Unobservable Inputs (Level 3) | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	0
Recurring basis | Significant Unobservable Inputs (Level 3) | International mutual funds
Fair value
Nuclear decommissioning trust fund	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Treasury STRIPS
Fair value
Long-term investments	0	0
Short-term investments	0
Recurring basis | Significant Unobservable Inputs (Level 3) | Other
Fair value
Nuclear decommissioning trust fund	0	0
Long-term investments	$ 0	$ 0